Acquisitions (Tables)	6 Months Ended
Jun. 30, 2015
Eastern Space Systems [Member]
Business Acquisition [Line Items]
Schedule of Acquisition
Cash	27
Working capital, net	(2,159)
Fixed asset	627
Customer relations	2,200
Other liabilities	(750)
Goodwill	4,645
Long term deferred tax	(352)
Total Fair Value	4,238
Contingent consideration in respect of acquisition	(1,138)
Cash Paid	(3,100)

Satlink Communications Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Acquisition
Cash	1,396
Working capital, net	(6,886)
Fixed assets	8,630
Other long term liabilities	(289)
Customer relations	900
Goodwill	15,297
Total Fair Value	19,048
Cash Paid	(19,048)